1
The Gabelli Utilities Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.7%
ENERGY AND UTILITIES  — 83.1%
Alternative Energy  — 1.0%
380,000 Algonquin Power & Utilities Corp. ............. $ 3,188,457
44,359 Brookfield Renewable Corp., Cl. A ............. 1,550,347
15,000 Clearway Energy Inc., Cl. C ....................... 469,950
900 Enphase Energy Inc.† ............................... 189,252
38,000 Eos Energy Enterprises Inc.† .................... 97,660
1,000 First Solar Inc.† ........................................ 217,500
10,000 Fluence Energy Inc.† ................................ 202,500
13,000 Landis+Gyr Group AG ............................... 995,301
95,563 NextEra Energy Partners LP ...................... 5,805,452
65,500 Ormat Technologies Inc. ........................... 5,552,435
1,600 SolarEdge Technologies Inc.† ................... 486,320
18,755,174
Diversified Industrial  — 0.7%
81,407 AZZ Inc. ................................................... 3,357,225
2,000 Chart Industries Inc.† ............................... 250,800
8,000 Graham Corp.† ......................................... 104,640
66,080 ITT Inc. .................................................... 5,702,704
272,283 Mueller Water Products Inc., Cl. A ............. 3,795,625
30,000 Park-Ohio Holdings Corp. ......................... 362,400
13,573,394
Electric Integrated  — 51.8%
284,750 ALLETE Inc. ............................................. 18,329,357
175,000 Alliant Energy Corp. .................................. 9,345,000
526,000 Ameren Corp. ........................................... 45,441,140
664,000 American Electric Power Co. Inc. .............. 60,417,360
180,000 Avangrid Inc. ............................................ 7,178,400
284,000 Avista Corp. ............................................. 12,055,800
430,508 Black Hills Corp. ....................................... 27,165,055
63,325 CMS Energy Corp. .................................... 3,886,889
441,000 Dominion Energy Inc. ............................... 24,656,310
17,700 DTE Energy Co. ........................................ 1,938,858
284,500 Duke Energy Corp. ................................... 27,445,715
388,000 Edison International .................................. 27,388,920
11,900 Entergy Corp. ........................................... 1,282,106
1,130,600 Evergy Inc. ............................................... 69,102,272
777,500 Eversource Energy .................................... 60,847,150
320,000 Exelon Corp. ............................................ 13,404,800
350,750 FirstEnergy Corp. ..................................... 14,051,045
171,000 Fortis Inc. ................................................ 7,268,923
908,000 Hawaiian Electric Industries Inc. ............... 34,867,200
43,200 IDACORP Inc. ........................................... 4,679,856
300,000 MGE Energy Inc. ...................................... 23,301,000
2,271,200 NextEra Energy Inc. .................................. 175,064,096
260,000 NiSource Inc. ........................................... 7,269,600
428,000 NorthWestern Corp. .................................. 24,764,080
795,000 OGE Energy Corp. ..................................... 29,939,700
637,700 Otter Tail Corp. ......................................... 46,086,579
305,000 PG&E Corp.† ............................................ 4,931,850
Shares
Market
Value
320,000 Pinnacle West Capital Corp. ...................... $ 25,356,800
537,000 PNM Resources Inc. ................................. 26,141,160
128,750 Portland General Electric Co. ..................... 6,294,588
540,000 PPL Corp. ................................................ 15,006,600
182,500 Public Service Enterprise Group Inc. ......... 11,397,125
435,200 The Southern Co. ..................................... 30,281,216
50,000 Unitil Corp. ............................................... 2,852,000
568,500 WEC Energy Group Inc. ............................ 53,888,115
422,500 Xcel Energy Inc. ....................................... 28,493,400
981,820,065
Electric Transmission and Distribution  — 0.8%
62,000 Consolidated Edison Inc. .......................... 5,931,540
100,333 Constellation Energy Corp. ........................ 7,876,140
6,000 Sempra Energy ......................................... 906,960
3,000 The Timken Co. ........................................ 245,160
14,959,800
Environmental Services  — 0.2%
500 Badger Meter Inc. ..................................... 60,910
1,000 Tetra Tech Inc. .......................................... 146,910
80,000 Veolia Environnement SA .......................... 2,463,984
2,000 Waste Connections Inc. ............................ 278,140
2,949,944
Global Utilities  — 2.7%
10,053 AES Brasil Energia SA ............................... 19,834
37,000 Chubu Electric Power Co. Inc. ................... 389,855
20,000 E.ON SE ................................................... 249,435
5,000 EDP - Energias de Portugal SA, ADR ......... 271,850
165,000 Electric Power Development Co. Ltd. ......... 2,648,202
204,500 Emera Inc. ............................................... 8,400,917
35,000 Enagas SA ................................................ 671,848
100,000 Endesa SA ................................................ 2,169,000
290,000 Enel SpA .................................................. 1,769,720
75,000 Equinor ASA ............................................. 2,139,726
560,000 Hera SpA ................................................. 1,580,247
25,000 Hokkaido Electric Power Co. Inc.† ............. 91,508
8,000 Hokuriku Electric Power Co.† .................... 35,729
175,000 Huaneng Power International Inc., ADR† ... 3,673,927
460,000 Iberdrola SA ............................................. 5,729,522
50,000 Iberdrola SA, ADR .................................... 2,486,000
25,000 Italgas SpA .............................................. 152,508
365,000 Korea Electric Power Corp., ADR† ............. 2,533,100
80,000 Kyushu Electric Power Co. Inc.† ............... 456,110
125,000 National Grid plc ....................................... 1,690,803
40,000 National Grid plc, ADR .............................. 2,719,600
360,000 Red Electrica Corp. SA .............................. 6,324,804
30,000 Shikoku Electric Power Co. Inc.† ............... 170,137
2,000 Snam SpA ................................................ 10,604
19,000 The Chugoku Electric Power Co. Inc.† ....... 96,306
300,000 The Kansai Electric Power Co. Inc. ............ 2,916,965
140,000 Tohoku Electric Power Co. Inc.† ................ 694,860

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Global Utilities (Continued)
55,000 Tokyo Electric Power Co. Holdings Inc.† .... $ 195,933
50,289,050
Merchant Energy  — 4.1%
120,000 NRG Energy Inc. ....................................... 4,114,800
3,072,000 The AES Corp. .......................................... 73,973,760
78,088,560
Natural Gas Integrated  — 8.4%
4,000 DT Midstream Inc. .................................... 197,480
492,000 Energy Transfer LP ................................... 6,135,240
83,500 Hess Corp. ............................................... 11,050,390
195,000 Kinder Morgan Inc. ................................... 3,414,450
1,651,000 National Fuel Gas Co. ................................ 95,328,740
501,000 ONEOK Inc. .............................................. 31,833,540
348,000 UGI Corp. ................................................. 12,096,480
160,056,320
Natural Gas Utilities  — 5.8%
72,000 Atmos Energy Corp. ................................. 8,089,920
107,000 CenterPoint Energy Inc. ............................ 3,152,220
2,000 Cheniere Energy Inc. ................................ 315,200
32,000 Chesapeake Utilities Corp. ........................ 4,095,680
100,000 Gulf Coast Ultra Deep Royalty Trust ........... 2,378
14,000 New Jersey Resources Corp. .................... 744,800
435,000 Northwest Natural Holding Co. .................. 20,688,600
149,000 ONE Gas Inc. ............................................ 11,805,270
83,970 RGC Resources Inc. ................................. 1,947,264
838,782 Southwest Gas Holdings Inc. .................... 52,381,936
106,500 Spire Inc. ................................................. 7,469,910
110,693,178
Natural Resources  — 2.5%
21,000 Alliance Resource Partners LP .................. 423,570
261,400 Cameco Corp. .......................................... 6,840,838
35,000 CNX Resources Corp.† ............................. 560,700
9,000 Diamondback Energy Inc. ......................... 1,216,530
4,700 EOG Resources Inc. .................................. 538,761
509,700 Mueller Industries Inc. .............................. 37,452,756
47,033,155
Oil  — 0.2%
23,500 BP plc, ADR ............................................. 891,590
17,000 Callon Petroleum Co.† .............................. 568,480
37,500 Devon Energy Corp. .................................. 1,897,875
3,357,945
Services  — 1.4%
87,374 Dril-Quip Inc.† .......................................... 2,506,760
563,000 Enbridge Inc. ............................................ 21,478,450
16,000 Halliburton Co. ......................................... 506,240
34,000 MDU Resources Group Inc. ...................... 1,036,320
Shares
Market
Value
24,000 Schlumberger NV ..................................... $ 1,178,400
26,706,170
Water  — 3.5%
8,000 American States Water Co. ....................... 711,120
102,200 American Water Works Co. Inc. ................ 14,971,278
5,000 California Water Service Group ................. 291,000
8,000 Consolidated Water Co. Ltd. ...................... 131,440
454,000 Essential Utilities Inc. ............................... 19,817,100
8,250 Middlesex Water Co. ................................. 644,490
506,000 Severn Trent plc ....................................... 17,970,764
97,000 SJW Group .............................................. 7,384,610
87,000 The York Water Co. ................................... 3,888,900
54,000 United Utilities Group plc, ADR ................. 1,412,100
67,222,802
TOTAL ENERGY AND UTILITIES ............ 1,575,505,557
COMMUNICATIONS  — 9.8%
Business Services  — 0.1%
780,000 Clear Channel Outdoor Holdings Inc.† ....... 936,000
Cable and Satellite  — 2.7%
32,000 Altice USA Inc., Cl. A† .............................. 109,440
30,000 Charter Communications Inc., Cl. A† ......... 10,728,300
27,500 Cogeco Communications Inc. ................... 1,339,493
75,000 Cogeco Inc. .............................................. 3,375,694
36,000 Comcast Corp., Cl. A ................................ 1,364,760
385,000 DISH Network Corp., Cl. A† ...................... 3,592,050
305,000 EchoStar Corp., Cl. A† .............................. 5,578,450
5,800 Liberty Broadband Corp., Cl. C† ................ 473,860
346,366 Liberty Global plc, Cl. A† .......................... 6,754,137
533,000 Liberty Global plc, Cl. C† .......................... 10,862,540
200,000 Liberty Latin America Ltd., Cl. A† .............. 1,662,000
61,483 Liberty Latin America Ltd., Cl. C† .............. 507,850
93,000 Rogers Communications Inc., Cl. B ........... 4,311,480
38,000 TBS Holdings Inc. ..................................... 545,208
51,205,262
Telecommunications  — 6.4%
45,000 America Movil SAB de CV, ADR† ............... 947,250
531,000 BCE Inc. ................................................... 23,783,490
85,000 Deutsche Telekom AG ............................... 2,060,279
570,000 Deutsche Telekom AG, ADR ...................... 13,788,300
1,448,000 Koninklijke KPN NV .................................. 5,113,079
480,000 Lumen Technologies Inc. .......................... 1,272,000
560,000 Nippon Telegraph & Telephone Corp. ........ 16,710,375
23,000 Orange Belgium SA† ................................ 380,638
270,000 Orascom Investment Holding, GDR† ......... 3,780
260,000 Pharol SGPS SA† ..................................... 15,283
26,000 PLDT Inc., ADR ........................................ 656,500
105,000 Proximus SA ............................................ 1,012,782
2,000 PT Indosat Tbk ......................................... 927
1,800,000 Singapore Telecommunications Ltd. .......... 3,327,322
160,000 Sistema PJSC FC, GDR†(a) ....................... 80,000

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
119,000 Swisscom AG, ADR .................................. $ 7,616,000
15,000 Tele2 AB, Cl. B .......................................... 149,219
40,000 Telecom Italia SpA, ADR† ......................... 132,400
220,000 Telefonica Brasil SA, ADR ......................... 1,665,400
270,000 Telefonica Deutschland Holding AG ........... 830,716
300,000 Telefonica SA, ADR ................................... 1,284,000
1,000,000 Telekom Austria AG .................................. 7,537,275
205,000 Telenet Group Holding NV ......................... 4,655,433
530,000 Telephone and Data Systems Inc. .............. 5,570,300
115,000 Telesat Corp., New York† .......................... 989,000
10,000 TELUS Corp. ............................................ 198,520
30,000 TIM SA, ADR ............................................ 370,800
48,000 VEON Ltd., ADR† ..................................... 845,760
535,000 Verizon Communications Inc. ................... 20,806,150
121,802,978
Wireless Communications  — 0.6%
15,000 Anterix Inc.† ............................................ 495,600
200 Hutchison Telecommunications Hong
Kong Holdings Ltd. ............................... 32
26,000 Millicom International Cellular SA† ........... 491,920
37,957 Millicom International Cellular SA, SDR† ... 718,437
6,000 Mobile TeleSystems PJSC, ADR†(a) .......... 3,660
60,000 Operadora De Sites Mexicanos SAB de CV 59,833
82,000 SK Telecom Co. Ltd., ADR ........................ 1,681,820
400 SmarTone Telecommunications Holdings
Ltd. ...................................................... 256
300,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 1,290,000
223,000 United States Cellular Corp.† .................... 4,622,790
235,000 Vodafone Group plc, ADR ......................... 2,594,400
11,958,748
TOTAL COMMUNICATIONS .................. 185,902,988
OTHER  — 4.8%
Aerospace  — 0.1%
2,942 Allied Motion Technologies Inc. ................. 113,708
1,250,000 Rolls-Royce Holdings plc† ........................ 2,297,889
2,411,597
Building and Construction  — 0.4%
11,500 Acciona SA .............................................. 2,303,532
23,400 Arcosa Inc. ............................................... 1,476,774
6,200 H&E Equipment Services Inc. ................... 274,226
75,300 Johnson Controls International plc ............ 4,534,566
8,589,098
Business Services  — 0.0%
6,000 V2X Inc.† ................................................. 238,320
Consumer Products  — 0.0%
8,000 Essity AB, Cl. A ......................................... 230,851
Shares
Market
Value
Diversified Industrial  — 0.2%
1,000 Alstom SA ................................................ $ 27,199
54,000 Bouygues SA ............................................ 1,820,724
4,205 L.B. Foster Co., Cl. A† ............................... 48,273
106,000 Twin Disc Inc.† ......................................... 1,019,720
2,915,916
Electronics  — 0.7%
32,500 Corning Inc. ............................................. 1,146,600
5,500 Keysight Technologies Inc.† ...................... 888,140
1,130 Resideo Technologies Inc.† ...................... 20,657
300 Roper Technologies Inc. ........................... 132,207
127,500 Sony Group Corp., ADR ............................ 11,557,875
13,745,479
Entertainment  — 0.1%
309,000 Grupo Televisa SAB, ADR ......................... 1,634,610
Financial Services  — 0.1%
100,000 Kinnevik AB, Cl. A† ................................... 1,624,434
1,500,000 Orascom Financial Holding SAE† .............. 9,253
1,633,687
Health Care  — 0.0%
12,000 Tsumura & Co. ......................................... 237,695
Machinery  — 1.6%
85,500 Astec Industries Inc. ................................. 3,526,875
89,169 Flowserve Corp. ....................................... 3,031,746
58,895 The Gorman-Rupp Co. .............................. 1,472,375
2,500 Valmont Industries Inc. ............................. 798,200
198,670 Xylem Inc. ................................................ 20,800,749
29,629,945
Metals and Mining  — 0.3%
73,000 Freeport-McMoRan Inc. ............................ 2,986,430
14,500 Vulcan Materials Co. ................................. 2,487,620
5,474,050
Specialty Chemicals  — 0.0%
1,500 Air Products and Chemicals Inc. ............... 430,815
Transportation  — 1.3%
221,000 GATX Corp. .............................................. 24,314,420
TOTAL OTHER ................................ 91,486,483
TOTAL COMMON STOCKS .................. 1,852,895,028
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ................................. 94,200

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
RIGHTS  — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
21,000 ABIOMED Inc., CVR† ................................ $ 36,750
WARRANTS  — 0.0%
OTHER  — 0.0%
Diversified Industrial  — 0.0%
428,750 SDCL EDGE Acquisition Corp., expire
12/31/28† ............................................. 83,606
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 2.3%
$ 44,610,000 U.S. Treasury Bills,
4.509% to 4.884%††,
04/20/23 to 06/29/23 ............................ $ 44,327,959
TOTAL INVESTMENTS — 100.0%
(Cost $985,892,919) ............................. $ 1,897,437,543
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt